Long-Term Debt - Accounts recivable Facility (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands			3 Months Ended		5 Months Ended
	Aug. 27, 2020	Dec. 20, 2018	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020	Sep. 19, 2019	Jan. 31, 2019	Jan. 31, 2018
Debt Instrument [Line Items]
Exit Credit Facility				$ 520,000	$ 520,000
LIBOR Floor Rate				1.00%	1.00%
Instrument amount			$ 2,600	$ 1,300
Contractual interest	$ 100,400
Senior credit facility					$ 2,035,000
Outstanding borrowings						$ 1,030,000	$ 90,000
Additionla loans	$ 160							$ 50,000	$ 54,000
Debt instrument accrued and unpaid interest						1,067,000
Long term accounts and loan receivable		$ 75,000
Amount indebtedness		$ 75,000
Advance Rate							95.00%
interest rate					4.899%
Maturity period for remaning amount of credit facility	90 days
Reserve balances					$ 1,700
Scenario 1
Debt Instrument [Line Items]
Termination period		5 years
Scenario 2
Debt Instrument [Line Items]
Termination period		45 days
Scenario 3
Debt Instrument [Line Items]
Termination period		180 days
Maximum [Member]
Debt Instrument [Line Items]
Outstanding borrowings	$ 90,000
Advance Rate		85.00%
Minimum [Member]
Debt Instrument [Line Items]
Outstanding borrowings	$ 75,000
Advance Rate		50.00%
Third party
Debt Instrument [Line Items]
Debt instrument collateral amount					$ 1,030,000
LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				7.50%	7.50%
First out term loan facility
Debt Instrument [Line Items]
Exit Credit Facility				$ 110,000	$ 110,000
Second-out term loan facility
Debt Instrument [Line Items]
Exit Credit Facility				$ 410,000	410,000
First Lien
Debt Instrument [Line Items]
Senior credit facility					1,365,000
Initially borrowings					664,100
Outstanding borrowings						662,390
Second Lien
Debt Instrument [Line Items]
Senior credit facility					670,000
Initially borrowings					302,400
Outstanding borrowings						$ 367,614
Revolving Credit
Debt Instrument [Line Items]
Senior credit facility					$ 80,000